UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21417

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

(Registrant Name)

1345 Avenue of the Americas New York, New York 10105

(Address of Principal Executive Offices)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2012

Date of Reporting Period:	April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares (000s)		Value*

COMMON STOCK—70.4%
	Aerospace & Defense—1.6%
17	Huntington Ingalls Industries, Inc. (a)	$666,640
300	Lockheed Martin Corp.	23,775,000
100	Northrop Grumman Corp.	6,361,000

		30,802,640

	Beverages—1.5%
399	PepsiCo, Inc.	27,514,666

	Biotechnology—0.3%
168	Gilead Sciences, Inc. (a)	6,543,219

	Capital Markets—1.4%
420	Ameriprise Financial, Inc. (b)	26,065,200

	Commercial Banks—2.9%
456	PNC Financial Services Group, Inc. (b)	28,420,806
918	Wells Fargo & Co. (b)	26,711,336

		55,132,142

	Commercial Services & Supplies—2.7%
911	Pitney Bowes, Inc.	22,364,336
1,500	RR Donnelley & Sons Co. (b)	28,290,000

		50,654,336

	Communications Equipment—0.6%
200	Harris Corp.	10,626,000

	Diversified Telecommunication Services—3.0%
990	AT&T, Inc. (b)	30,815,024
150	CenturyLink, Inc.	6,117,000
530	Verizon Communications, Inc. (b)	20,023,400

		56,955,424

	Electric Utilities—2.0%
717	Edison International (b)	28,140,882
152	Entergy Corp.	10,580,289

		38,721,171

	Energy Equipment & Services—1.4%
348	Diamond Offshore Drilling, Inc. (b)	26,395,173

	Food & Staples Retailing—0.4%
600	SUPERVALU, Inc.	6,756,000

	Food Products—1.7%
39	Bunge Ltd.	2,945,027
849	Kraft Foods, Inc. —Cl. A (b)	28,522,852

		31,467,879

	Health Care Equipment & Supplies—0.8%
368	Medtronic, Inc. (b)	15,372,350

	Household Products—1.8%
504	Kimberly-Clark Corp.	33,320,664

	Industrial Conglomerates—1.6%
1,453	General Electric Co. (b)	29,718,288

	Insurance—5.4%
19	American International Group, Inc. (a)	595,962
1,104	Lincoln National Corp. (b)	34,465,428
200	MetLife, Inc.	9,358,000
800	The Allstate Corp. (b)	27,072,000
490	The Travelers Cos, Inc. (b)	31,007,200

		102,498,590

	IT Services—0.2%
20	International Business Machines Corp.	3,411,600

	Media—2.4%
1,200	CBS Corp. —Cl. B	30,264,000
399	Time Warner, Inc.	15,087,210

		45,351,210

	Metals & Mining—1.4%
480	Freeport-McMoRan Copper & Gold, Inc. (b)	26,414,400

	Multi-Utilities—1.8%
1,153	Ameren Corp. (b)	33,782,706

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares (000s)		Value*

	Office Electronics—1.4%
2,572	Xerox Corp. (b)	$25,953,498

	Oil, Gas & Consumable Fuels—12.8%
800	Chesapeake Energy Corp. (b)	26,936,000
307	Chevron Corp. (b)	33,630,912
650	ConocoPhillips (b)	51,304,500
400	EnCana Corp.	13,408,000
400	Marathon Oil Corp. (b)	21,616,000
550	Royal Dutch Shell PLC —Cl. A - ADR (b)	42,614,000
800	Total SA - ADR (b)	51,384,000

		240,893,412

	Paper & Forest Products—0.6%
379	International Paper Co.	11,706,608

	Pharmaceuticals—10.3%
1,200	GlaxoSmithKline PLC - ADR (b)	52,392,000
619	Johnson & Johnson (b)	40,655,575
3,000	Pfizer, Inc. (b)	62,880,000
800	Sanofi-Aventis S.A. - ADR	31,616,000
132	Teva Pharmaceutical Industries Ltd. - ADR	6,051,999

		193,595,574

	Real Estate Investment Trust—0.4%
400	Annaly Capital Management, Inc.	7,136,000

	Semiconductors & Semiconductor Equipment—3.4%
2,790	Intel Corp. (b)	64,700,100

	Software—1.8%
986	Microsoft Corp.	25,650,516
461	Symantec Corp. (a)	9,052,519

		34,703,035

	Textiles, Apparel & Luxury Goods—0.3%
50	VF Corp.	5,028,000

	Thrifts & Mortgage Finance—2.0%
2,000	Hudson City Bancorp, Inc. (b)	19,060,000
1,141	New York Community Bancorp, Inc. (b)	18,940,600

		38,000,600

	Tobacco—2.5%
654	Altria Group, Inc. (b)	17,542,624
800	Reynolds American, Inc. (b)	29,688,000

		47,230,624

	Total Common Stock (cost-$1,369,381,332)	1,326,451,109

		Credit Rating (Moody’s/S&P)

CONVERTIBLE PREFERRED STOCK—13.1%
	Airlines—0.3%
140	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	5,032,545

	Auto Components—0.6%
185	Goodyear Tire & Rubber Co., 5.875%, 4/1/14 (a)	NR/NR	11,030,307

	Automobiles—0.5%
205	General Motors Co., 4.75%, 12/1/13	NR/NR	10,222,755

	Capital Markets—0.5%
188	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	9,419,361

	Commercial Banks—0.9%
75	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (c)	Ba1/BB	10,725,920
6	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (c)	Baa3/A-	5,937,140

			16,663,060

	Commercial Services & Supplies—0.4%
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	7,584,593

	Diversified Financial Services—3.0%
689	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	NR/NR	9,480,148
10	Bank of America Corp., 7.25%, 1/30/13, Ser. L (c)	Ba3/BB+	9,918,000
74	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,624,911
	Credit Suisse Securities USA LLC,
173	7.00%, 7/27/11 (Target Corp.) (e)	Aa2/A	8,558,310
340	8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (e)	Aa2/A	8,909,700
140	JP Morgan Chase & Co., 7.00%, 7/25/11 (McDonald’s Corp.) (e)	Aa3/A+	10,601,981

			57,093,050

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value*

	Electric Utilities—0.4%
	NextEra Energy, Inc.,
50	7.00%, 9/1/13	NR/NR	$2,595,000
88	8.375%, 6/1/12	NR/NR	4,533,992

			7,128,992

	Food Products—1.1%
174	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/NR	8,168,451
114	Bunge Ltd., 4.875%, 12/1/11 (c)	Ba1/BB	12,231,034

			20,399,485

	Household Durables—0.8%
98	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	4,527,875
93	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	10,937,504

			15,465,379

	Insurance—1.3%
460	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	1,381,050
66	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	4,665,540
121	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	10,602,407
212	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	6,967,089

			23,616,086

	IT Services—0.1%
31	Unisys Corp., 6.25%, 3/1/14	NR/NR	2,749,958

	Multi-Utilities—0.6%
244	AES Trust III, 6.75%, 10/15/29	B3/B+	11,851,055

	Oil, Gas & Consumable Fuels—1.4%
140	Apache Corp., 6.00%, 8/1/13	NR/NR	9,860,238
45	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c)(d)(f)	NR/NR	4,690,400
115	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B+	11,882,956

			26,433,594

	Real Estate Investment Trust—1.2%
177	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (c)	NR/NR	4,711,720
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (c)	Caa3/CCC-	16,306,968
35	Health Care REIT, Inc., 6.50%, 4/20/18 (a)(c)	Baa3/BB	1,898,759

			22,917,447

	Total Convertible Preferred Stock (cost-$243,224,316)		247,607,667

Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—12.6%
	Automobiles—0.2%
$2,000	Ford Motor Co., 4.25%, 11/15/16	Ba3/B+	3,740,000

	Building Products—0.4%
5,875	Griffon Corp., 4.00%, 1/15/17 (d)(f)	NR/NR	6,653,437

	Capital Markets—0.4%
7,580	Ares Capital Corp., 5.75%, 2/1/16 (d)(f)	NR/BBB	8,072,700

	Communications Equipment—0.4%
4,660	Ciena Corp., 0.875%, 6/15/17	NR/B	4,625,050
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	NR/NR	2,190,000

			6,815,050

	Computers & Peripherals—0.6%
1,650	NetApp, Inc., 1.75%, 6/1/13	NR/NR	2,776,125
6,500	SanDisk Corp., 1.50%, 8/15/17	NR/BB-	7,564,375

			10,340,500

	Construction & Engineering—0.1%
635	MasTec, Inc., 4.00%, 6/15/14	NR/NR	1,012,031

	Diversified Telecommunication Services—0.3%
4,905	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	6,217,087

	Electrical Equipment—1.1%
8,965	EnerSys, 3.375%, 6/1/38 (g)	B1/BB	10,567,494
1,500	General Cable Corp., 0.875%, 11/15/13	Ba3/B+	1,738,125
9,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	8,673,750

			20,979,369

	Health Care Equipment & Supplies—0.1%
2,000	Hologic, Inc., 2.00%, 12/15/37 (g)	NR/BB+	2,422,500

	Hotels, Restaurants & Leisure—0.7%
3,495	International Game Technology, 3.25%, 5/1/14	Baa2/BBB	4,167,788
9,295	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	9,701,656

			13,869,444

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Insurance—0.1%
$2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (d)(f)	NR/NR	$2,397,500

	Internet—0.2%
2,500	Symantec Corp., 1.00%, 6/15/13	NR/BBB	3,096,875

	Internet Software & Services—0.2%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,483,500

	IT Services—0.5%
6,325	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,159,250
1,500	VeriFone Systems, Inc., 1.375%, 6/15/12	NR/B	2,013,750

			10,173,000

	Lodging—0.1%
1,000	Gaylord Entertainment Co., 3.75%, 10/1/14 (d)(f)	NR/NR	1,462,500

	Machinery—1.1%
6,485	AGCO Corp., 1.25%, 12/15/36	NR/BB+	9,849,094
1,000	Greenbrier Cos, Inc., 3.50%, 4/1/18 (d)(f)	NR/NR	1,032,500
7,000	Navistar International Corp., 3.00%, 10/15/14	NR/B	10,683,750

			21,565,344

	Media—0.2%
7,160	Liberty Media LLC, 3.50%, 1/15/31	B1/BB-	4,045,400

	Metals & Mining—0.4%
250	Alcoa, Inc., 5.25%, 3/15/14	Baa3/NR	680,625
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	6,042,288

			6,722,913

	Multiline Retail—0.1%
1,940	Saks, Inc., 2.00%, 3/15/24	B2/BB-	2,095,200

	Oil, Gas & Consumable Fuels—1.6%
8,100	Alpha Natural Resources, Inc., 2.375%, 4/15/15	NR/BB	10,773,000
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	Ba3/BB+	2,202,500
7,475	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	9,624,062
350	Pioneer Natural Resources Co., 2.875%, 1/15/38	NR/BB+	623,000
4,455	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	7,818,525

			31,041,087

	Real Estate Investment Trust—1.0%
3,125	Boston Properties LP, 3.75%, 5/15/36	NR/A-	3,699,219
8,800	Developers Diversified Realty Corp., 1.75%, 11/15/40	NR/NR	9,581,000
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,787,500

			19,067,719

	Road & Rail—0.2%
2,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/B-	4,395,000

	Semiconductors & Semiconductor Equipment—0.8%
1,000	Micron Technology, Inc., 1.875%, 6/1/27	NR/NR	1,198,750
9,530	SunPower Corp., 4.75%, 4/15/14	NR/NR	10,578,300
1,000	Teradyne, Inc., 4.50%, 3/15/14	NR/NR	3,032,500

			14,809,550

	Software—1.3%
2,000	Cadence Design Systems, Inc., 2.625%, 6/1/15 (d)(f)	NR/NR	2,992,500
3,000	Concur Technologies, Inc., 2.50%, 4/15/15 (d)(f)	NR/NR	3,802,500
7,980	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	10,244,325
4,000	Salesforce.com, Inc., 0.75%, 1/15/15	NR/NR	6,880,000

			23,919,325

	Thrifts & Mortgage Finance—0.5%
8,020	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	8,541,300

	Total Convertible Bonds & Notes (cost-$226,223,644)		237,938,331

YANKEE BOND—0.2%
	Marine—0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,476,922)	NR/NR	3,012,750

SHORT-TERM INVESTMENTS—5.1%
	Time Deposits—5.1%
19,000	JP Morgan Chase & Co.-London, 0.03%, 5/2/11		19,000,122
77,051	Societe Generale-Grand Cayman, 0.03%, 5/2/11		77,051,012

	Total Short Term Investments (cost-$96,051,134)		96,051,134

	Total Investments, before call options written
	(cost-$1,938,357,348) (h)—101.4%		1,911,060,991

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (a)—(1.3)%
	Morgan Stanley Cyclical Flex Index,
350	strike price $1110, expires 6/3/11	$(1,212,033)
	Morgan Stanley Cyclical Index,
350	strike price $1110, expires 6/18/11	(1,438,500)
300	strike price $1130, expires 5/21/11	(447,000)
275	strike price $1150, expires 6/18/11	(495,000)
	NASDAQ 100 Flex Index,
100	strike price $2350, expires 5/13/11	(618,335)
100	strike price $2385, expires 6/3/11	(523,130)
	NASDAQ 100 Index,
100	strike price $2350, expires 5/21/11	(727,500)
75	strike price $2400, expires 6/18/11	(442,875)
100	strike price $2420, expires 6/18/11	(473,500)
	New York Stock Exchange Arca Mini Oil Flex Index,
5,000	strike price $68.50, expires 5/6/11	(869,800)
5,000	strike price $69.25, expires 5/13/11	(692,000)
9,500	strike price $72, expires 5/27/11	(499,795)
	New York Stock Exchange Arca Mini Oil Index,
14,000	strike price $70, expires 5/21/11	(1,540,000)
4,000	strike price $70, expires 6/18/11	(740,000)
	Philadelphia Stock Exchange KBW Bank Flex Index,
6,000	strike price $54.50, expires 5/27/11	(140,760)
7,000	strike price $54.70, expires 5/6/11	(3,920)
	Philadelphia Stock Exchange KBW Bank Index,
3,500	strike price $52, expires 6/18/11	(350,000)
10,500	strike price $53, expires 6/18/11	(682,500)
7,500	strike price $55, expires 5/21/11	(375,000)
7,000	strike price $56, expires 5/21/11	(245,000)
	Standard & Poor’s 500 Flex Index,
300	strike price $1315, expires 5/31/11	(1,467,930)
300	strike price $1330, expires 5/6/11	(1,010,232)
250	strike price $1340, expires 5/6/11	(610,347)
600	strike price $1340, expires 6/3/11	(2,012,220)
300	strike price $1345, expires 6/10/11	(970,194)
300	strike price $1350, expires 5/27/11	(727,287)
	Standard & Poor’s 500 Index,
300	strike price $1325, expires 5/21/11	(1,260,000)
250	strike price $1330, expires 5/21/11	(945,000)
300	strike price $1330, expires 6/18/11	(1,392,000)
300	strike price $1350, expires 6/18/11	(979,500)

	Total Call Options Written (premiums received-$15,170,583)	(23,891,358)

	Total Investments, net of call options written
	(cost-$1,923,186,765)—100.1%	1,887,169,633

	Other liabilities in excess of other assets—(0.1)%	(2,153,226)

	Net Assets—100.0%	$1,885,016,407

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for the benefit of the counterparty for call options written.
(c)	Perpetual maturity. Maturity date shown is the first call date.
(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(f)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $31,104,037, representing 1.65% of net assets.
(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(h)

At April 30, 2011, the cost basis of portfolio securities for federal income tax purposes is $1,939,176,420. Gross unrealized appreciation is $130,165,907; gross unrealized depreciation is $158,281,336; and net unrealized depreciation is $28,115,429. The difference between book and tax cost basis is primarily attributable to wash sales.

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

Glossary:
ADR—American Depositary Receipt
NR—Not Rated
WR—Withdrawn Rating

Other Investments:
Transactions in call options written for the three months ended April 30, 2011:

	Contracts	Premiums

Options outstanding, January 31, 2011	83,350	$14,849,891
Options written	115,725	22,394,297
Options terminated in closing purchase transactions	(54,450)	(10,353,493)
Options expired	(60,675)	(11,720,112)

Options outstanding, April 30, 2011	83,950	$15,170,583

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/11

Investments in Securities - Assets
Common Stock	$1,326,451,109	—	—	$1,326,451,109
Convertible Preferred Stock:
Diversified Financial Services	29,023,059	$28,069,991	—	57,093,050
Oil, Gas & Consumable Fuels	21,743,194	4,690,400	—	26,433,594
All Other	164,081,023	—	—	164,081,023
Convertible Bonds & Notes	—	237,938,331	—	237,938,331
Yankee Bond	—	3,012,750	—	3,012,750
Short-Term Investments	—	96,051,134	—	96,051,134

Total Investments in Securities - Assets	$1,541,298,385	$369,762,606	—	$1,911,060,991

Investments in Securities - Liabilities
Call Options Written, at value:
Market Price	$ (12,553,375)	$ (11,357,983)	—	$(23,891,358)

Total Investments	$1,528,745,010	$358,404,623	—	$1,887,169,633

There were no significant transfers into and out of levels 1 and 2 during the three months ended April 30, 2011.

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2011 (unaudited)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended April 30, 2011, were as follows:

						Net Change
	Beginning			Accrued	Realized	in Unrealized	Transfers	Transfers	Ending
	Balance	Net	Net	Discounts/	Gain/	Appreciation/	into	out of	Balance
	1/31/11	Purchases	Sales	(Premiums)	(Losses)	Depreciation	Level 3*	Level 3*	4/30/11

Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$3,360,266	—	$ (5,941,004)	—	$ (23,933,476)	$26,514,214	—	—	—
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	1,513,970	—	(1,216,082)	—	(763,460)	465,572	—	—	—

Total Investments	$4,874,236	—	$ (7,157,086)	—	$ (24,696,936)	$26,979,786	—	—	—

* There were no transfers into and out of Level 3 during the three months ended April 30, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2011

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2011

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2011